INCOME TAXES - TAX CREDITS AND OPERATING LOSS CARRYFORWARDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Dec. 31, 2014	Dec. 31, 2013
Income Tax
Net operating loss carryforwards	$ 0
Net operating carryforwards	365	$ 253
Operating loss carryforwards, valuation allowance	215
Net deferred tax asset	375	346
Valuation allowance on net deferred tax assets	245	241		$ 156	$ 158
Non-current deferred tax asset	142	130	$ 200
Net deferred tax liabilities	12	25	$ 9
Operating loss carryforwards, subject to expiration	0
Establishments of valuation allowances in various jurisdictions		12
Non-US
Income Tax
Net operating loss carryforwards	1,148
France, Italy, Spain, South Africa and U.K.
Income Tax
Valuation allowance on net deferred tax assets	245
France
Income Tax
Releases of valuation allowances in various jurisdictions	6
Italy
Income Tax
Establishments of valuation allowances in various jurisdictions		10
South Africa
Income Tax
Establishments of valuation allowances in various jurisdictions		$ 2
Canada, Finland, Malaysia and Germany
Income Tax
Non-current deferred tax asset	140
State
Income Tax
Net operating loss carryforwards	120
Federal
Income Tax
Net operating loss carryforwards	120
Net deferred tax liabilities	10
Huntsman
Income Tax
Net operating loss carryforwards	$ 0